SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term Deposits (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Total term deposits held	¥ 97,555,565		¥ 228,589,770
Term deposits-current	97,555,565	$ 13,740,414	208,589,770
Term deposits-non-current			20,000,000
Denominated in RMB
Total term deposits held	20,000,000		20,000,000
Denominated in USD
Total term deposits held	¥ 77,555,565		¥ 208,589,770